Consolidated Balance Sheet (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 54,472	$ 18,794	$ 4,381
Cash held in escrow	423,969	77,468
Other Receivables	69,712	25,456	81,802
Prepaid Expenses	11,621	19,774	19,747
Total Current Assets	559,774	141,492	105,930
PROPERTY AND EQUIPMENT, Net accumulated Depreciation	40,460		2,706
OTHER ASSETS
Definite Life Intangible Assets	233,766	231,615	239,658
Deferred Stock Offering Costs	67,000	67,000
Deposits	10,466	10,360	14,570
Total Other Assets	311,232	308,975	254,228
TOTAL ASSETS	911,466	450,467	362,864
CURRENT LIABILITIES:
Notes Payable -Related Party, Current Portion	1,705,201	728,001	106,349
Accounts Payable	568,175	548,501	551,175
Accrued Expenses	824,192	858,135	1,429,098
Total Current Liabilities	3,097,568	2,134,637	2,086,622
LONG TERM LIABILITIES
Notes Payable, Related Parties Less Current Portion			795,785
Bonds Payable - Related Parties, net of $0, $0 and 502,465 discount			997,535
Derivative Liability			850,753
Total Long Term Liabilities
Total Liabilities	3,097,568	2,134,637	4,730,695
STOCKHOLDER'S DEFICIENCY:
Preferred stock, $.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, par value $0.0001, 100,000,000 shares authorized, 8,040,000, 6,000,000 and 5,318,151 issued and outstanding at March 31, 2014 and December 31, 2013 and 2012, respectively	804	600	532
Additional paid-in capital	17,788,110	17,867,546	12,817,122
Accumulated Deficit	(19,947,180)	(19,521,126)	(17,373,765)
Other Comprehensive Income, net	(27,836)	(31,190)	188,280
Total Stockholder's (Deficit)	(2,347,609)	(1,684,170)	(4,367,831)
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$ 911,466	$ 450,467	$ 362,864